SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Receivables [Abstract]
Balance at the beginning of year	$ 1,223	$ 9,517	$ 10,944
Charged (credited) to consolidated statements of loss and comprehensive loss	242	1,881	(1,427)
Written off	(690)	(5,365)
Balance at the end of the year	775	6,033	9,517
Balance at the beginning of year	3	24
Charged to consolidated statements of loss and comprehensive loss			24
Balance at the end of the year	$ 3	$ 24	$ 24